Consolidated Balance Sheet (Parenthetical) - Asian Equity Exchange Group Co LTD [Member]	Dec. 31, 2015 $ / shares shares
Common stock shares authorized	1,000,000,000
Common stock par value | $ / shares	$ 0.00001
Common stock shares issued	1,000,000,000
Common stock shares outstanding	1,000,000,000